FAIR VALUE MEASUREMENTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, transfers, net	$ 0	$ 0